CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 1,046	$ 1,021	$ 1,220	$ 928	$ 799	$ 1,071	$ 957	$ 726	$ 570	$ 3,287	$ 2,947	$ 3,968	$ 3,324	$ 1,854
Other comprehensive income:
Unrealized gain (loss) during the period on available-for-sale securities, net of taxes of $2,027 and $418, for the nine months ended September 30, 2013 and September 30, 2012 and $411 and $420 for the three months ended September 30, 2013 and September 30, 2012, respectively	(795)		791							(3,936)	787	914	3,751	(1,065)
Less: Reclassification adjustment for (gain) loss included in net income, net of taxes of $52 and $21 for the nine months ended September 30, 2013 and September 30, 2012 and $1 and $12 for the three months ended September 30, 2013 and September 30, 2012 , respectively	(3)		23							(100)	41	(17)	(374)	(537)
Reclassification adjustment for other-than-temporary-impairment on securities net of taxes of $0 and $68 for the nine months ended September 30, 2013 and September 30, 2012, respectively											132	132	193	1,014
Other comprehensive income (loss)	(798)		814							(4,036)	960	1,029	3,570	(588)
Comprehensive income (loss)	$ 248		$ 2,034							$ (749)	$ 3,907	$ 4,997	$ 6,894	$ 1,266